Cover	Apr. 24, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 24, 2025
Entity Registrant Name	BOEING CO
Entity Incorporation, State or Country Code	DE
Entity File Number	1-442
Entity Tax Identification Number	91-0425694
Entity Address, Address Line One	929 Long Bridge Drive
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22202
City Area Code	703
Local Phone Number	414-6338
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000012927
Document Information [Line Items]
Document Period End Date	Apr. 24, 2025
Common Stock [Member]
Cover [Abstract]
Title of 12(b) Security	Common Stock, $5.00 Par Value
Trading Symbol	BA
Security Exchange Name	NYSE
Document Information [Line Items]
Trading Symbol	BA
Title of 12(b) Security	Common Stock, $5.00 Par Value
Security Exchange Name	NYSE
Convertible Preferred Stock Subject to Mandatory Redemption [Member]
Cover [Abstract]
Title of 12(b) Security	Depositary Shares, each representing a 1/20th interest in a share of 6.00% Series A Mandatory Convertible Preferred Stock, $1.00 Par Value
Trading Symbol	BA-PRA
Security Exchange Name	NYSE
Document Information [Line Items]
Trading Symbol	BA-PRA
Title of 12(b) Security	Depositary Shares, each representing a 1/20th interest in a share of 6.00% Series A Mandatory Convertible Preferred Stock, $1.00 Par Value
Security Exchange Name	NYSE